EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS	EXPLORATION AND EVALUATION ASSETS

($ millions)	2024	2023 (1)
Exploration and evaluation assets at cost	1,212.5	1,578.6
Accumulated amortization	(740.2)	(971.6)
Net carrying amount	472.3	607.0

Reconciliation of movements during the year
Cost, beginning of year	1,578.6	1,453.4
Accumulated amortization, beginning of year	(971.6)	(1,349.2)
Net carrying amount, beginning of year	607.0	104.2

Net carrying amount, beginning of year	607.0	104.2
Acquisitions	15.8	515.2
Additions	191.8	224.8
Dispositions	—	(0.1)
Reclassified as assets held for sale	—	(1.8)
Transfers to property, plant and equipment	(219.7)	(204.3)
Amortization	(122.6)	(30.9)
Foreign exchange	—	(0.1)
Net carrying amount, end of year	472.3	607.0
(1)Comparative period revised to reflect current period presentation.
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2024 or December 31, 2023